RBC FUNDS TRUST

RBC BlueBay Diversified Credit Fund (the “Fund”)

Supplement dated October 7, 2016 to the Fund’s Prospectus and Statement of

Additional Information (“SAI”) dated January 28, 2016, as supplemented

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI, as supplemented.

Effective October 5, 2016 (the “Effective Date”), Anthony Robertson no longer serves as a portfolio manager of the RBC BlueBay Diversified Credit Fund and Justin Jewell and Thomas Kreuzer each assume the role of a portfolio manager of the Fund. Accordingly, on the Effective Date, certain references to Mr. Robertson are replaced with references to Messrs. Jewell and Kreuzer.

The following information for Messrs. Jewell and Kreuzer is added to the list of portfolio managers in the section titled “Portfolio Managers” on page 42 of the Fund’s Prospectus:

Portfolio Managers

•	Justin Jewell, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.
•	Thomas Kreuzer, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

The information for Anthony Robertson in the section titled “Portfolio Managers” on page 72 of the Prospectus is deleted in its entirety. The following information for Messrs. Jewell and Kreuzer is added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers” on page 72 of the Prospectus:

RBC BlueBay Diversified Credit Fund

Justin Jewell	Senior Portfolio Manager	2016	14	BSc Economics	BlueBay Asset Management LLP (2009 to present)

Thomas Kreuzer	Senior Portfolio Manager	2016	17	BA (cum laude)	BlueBay Asset Management LLP (2002 to present)

The information for Anthony Robertson in the section titled “Other Accounts Managed” on page 30 of the SAI is deleted in its entirety. The following updated information for Messrs. Jewell and Kreuzer is added to the section titled “Other Accounts Managed” on page 30 of the SAI:

Justin Jewell*	RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Diversified Credit Fund	Separate Accounts
			8	3,075,086	3	614,291
		Pooled	6	2,173,222	0	0
		Registered	0	0	0	0
Thomas Kreuzer*	RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Diversified Credit Fund	Separate Accounts
			8	2,970,520	3	614,291
		Pooled	5	2,137,512	0	0
		Registered	0	0	0	0

* As of June 30, 2016.

The information for Anthony Robertson in the section titled “Portfolio Managers Holdings” on page 31 of the SAI is deleted in its entirety. The following information for Messrs. Jewell and Kreuzer is added to the list of the Fund’s portfolio managers in the section titled “Portfolio Managers Holdings” on page 31 of the SAI:

RBC BlueBay Diversified Credit Fund
Justin Jewell*	None
Thomas Kreuzer*	None

* As of June 30, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE